ACCOUNTS RECEIVABLE, NET - Schedule of Allowance for Credit Loss Movement (Details) - Nonrelated party - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
ACCOUNTS RECEIVABLE, NET
Beginning balance	$ 668,195	$ 133,449
Additions	452,824	538,494
Reversal	0	(41)
Foreign currency translation adjustments	17,645	(3,707)
Ending balance	$ 1,138,664	$ 668,195